UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21583

CLOUGH GLOBAL ALLOCATION FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1 – Schedule of Investments.

Clough Global Allocation Fund

STATEMENT OF INVESTMENTS

June 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 104.77%
Consumer Discretionary 14.68%
Anta Sports Products, Ltd.	86,800	$155,046
Arezzo Industria e Comercio S.A.(a)	27,052	378,744
BHG S.A. - Brazil Hospitality Group(a)	26,103	336,020
Bosideng International Holdings, Ltd.	1,972,000	608,196
CBS Corp. - Class B(b)(c)	53,629	1,527,890
China Resources Enterprise, Ltd.	138,800	567,208
Cie Generale des Etablissements Michelin - Class B	16,373	1,601,257
Cooper Tire & Rubber Co.(b)(c)	41,171	814,774
Dongfeng Motor Group Co., Ltd. - Class H	210,000	396,700
The Gap, Inc.(b)(c)	11,947	216,241
The Goodyear Tire & Rubber Co.(a) (b)(c)	380,548	6,381,790
Great Wall Motor Co., Ltd.	178,000	292,789
Hanesbrands, Inc.(a) (b)	10,200	291,210
Liberty Media Corp. - Capital - Series A(a) (b)(c)	7,870	674,853
Liberty Media Corp. - Class A(a) (b)	82,200	1,378,494
Liberty Media Corp. - Starz - Series A(a) (b)(c)	1,407	105,863
Man Wah Holdings, Ltd.	869,800	906,496
MGM Resorts International(a) (b)(c)(d)	67,500	891,675
NIKE, Inc. - Class B(b)(c)	10,900	980,782
Prada S.p.A.(a)	87,800	529,731
Tenneco, Inc.(a) (b)	32,133	1,416,101
Time Warner, Inc.(b)	76,200	2,771,394
TRW Automotive Holdings Corp.(a) (b)(c)	20,377	1,202,854
Valassis Communications, Inc.(a) (b)(c)	7,000	212,100
Viacom, Inc. - Class B(b)	24,100	1,229,100
Visteon Corp.(a) (b)(c)	11,181	764,892
Xinyi Glass Holdings, Ltd.	276,000	273,457

		26,905,657

Consumer Staples 1.16%
Brazil Pharma S.A.(a)	33,386	363,670
Cia de Bebidas das Americas - ADR(b)(c)	25,700	866,861
Julio Simoes Logistica S.A.	79,641	586,853

Raia S.A.(a)	18,700	309,739

		2,127,123

Energy 22.48%
Natural Gas Leveraged E+P 1.63%
El Paso Corp.(b)	40,000	808,000
Newfield Exploration Co.(a) (b)(c)	10,200	693,804
Petrohawk Energy Corp.(a) (b)(c)	60,200	1,485,134

		2,986,938

Non-North American Producers 1.33%
InterOil Corp.(a) (b)(c)	21,950	1,284,295
Royal Dutch Shell PLC - ADR(b)(c)	16,200	1,152,306

		2,436,601

Oil & Gas & Consumable Fuels 1.50%
Golar LNG, Ltd.(b)(c)	67,482	2,354,447
Suncor Energy, Inc.(b)	9,855	385,330

		2,739,777

Oil Leveraged E+P 5.08%
Anadarko Petroleum Corp.(b)(c)	25,007	1,919,537
Brigham Exploration Co.(a) (b)(c)	26,218	784,705
Canadian Natural Resources, Ltd.(b)(c)	37,800	1,582,308
Cenovus Energy, Inc.(b)	27,100	1,020,586
Exxon Mobil Corp.(b)(c)	6,800	553,384
Hess Corp.(c)	9,100	680,316
Marathon Oil Corp.(b)	38,061	2,005,054
Occidental Petroleum Corp.(b)	7,426	772,601

		9,318,491

Oil Services & Drillers 12.72%
Baker Hughes, Inc.(b)(c)	63,900	4,636,584
Calfrac Well Services, Ltd.(b)	14,400	474,351
Cameron International Corp.(a)	8,779	441,496
Complete Production Services, Inc.(a) (b)	21,062	702,628
Dresser-Rand Group, Inc.(a) (b)	28,700	1,542,625
Ensco PLC - Sponsored ADR(b)(c)	52,572	2,802,088
Halliburton Co.(b)	42,700	2,177,700
Helmerich & Payne, Inc.(b)	34,600	2,287,752
Nabors Industries, Ltd.(a) (b)(c)	47,500	1,170,400
National Oilwell Varco, Inc.(b)(c)	69,993	5,474,153
Tenaris S.A. - ADR(b)(c)	14,100	644,793
Tidewater, Inc.(b)	17,800	957,818

		23,312,388

Tankers 0.22%
Golar LNG Partners LP(a) (b)	14,043	400,225

TOTAL ENERGY		41,194,420

Financial 25.70%
Capital Markets 5.57%
Ares Capital Corp.(b)(c)	142,024	2,282,326

Golub Capital BDC, Inc.(b)(c)	53,100	792,783
Indochina Capital Vietnam Holdings, Ltd.(a)(d)(e)	15,596	57,393
Knight Capital Group, Inc. - Class A(a) (b)(c)	39,717	437,681
Medley Capital Corp.(b)(c)	34,088	400,193
PennantPark Floating Rate Capital, Ltd.(b)	21,800	276,642
PennantPark Investment Corp.(b)	177,530	1,990,111
Solar Capital, Ltd.(b)(c)	132,378	3,268,413
Solar Senior Capital, Ltd.(b)	39,147	702,689

		10,208,231

Commercial Banks 1.83%
Agricultural Bank of China, Ltd. - Class H	1,583,000	832,012
Banco do Brasil S.A.	15,971	284,697
Banco Santander Brasil S.A. - ADR(b)(c)	54,100	633,511
Bank of China, Ltd. - Class H	545,000	265,437
Industrial & Commercial Bank of China - Class H	1,067,000	810,359
Lloyds Banking Group PLC(a)	378,200	297,427
Standard Chartered PLC	8,993	232,057

		3,355,500

Diversified Financials 5.07%
Bank of America Corp.(b)(c)	314,030	3,441,769
Citigroup, Inc.(b)(c)	89,934	3,744,852
First Niagara Financial Group, Inc.(b)(c)	40,800	538,560
New York Community Bancorp, Inc.(b)(c)	30,896	463,131
People’s United Financial, Inc.(b)(c)	40,697	546,967
Valley National Bancorp(b)(c)	41,580	565,904

		9,301,183

Insurance 1.50%
Aflac, Inc.(b)	8,851	413,165
Hartford Financial Services Group, Inc.(b)	52,069	1,373,059
Ping An Insurance Group Co., of China, Ltd. - Class H	51,308	529,781
Prudential Financial, Inc.(b)(c)	6,679	424,718

		2,740,723

Real Estate Investment Trusts 10.99%
American Capital Agency Corp.(b)	48,336	1,407,061
Annaly Capital Management, Inc.(b)	153,600	2,770,944
Apollo Commercial Real Estate Finance, Inc.(b)(c)	47,600	767,312
Ascendas Real Estate Investment Trust	838,000	1,391,777
Ascott Residence Trust	416,874	400,481

CapitaCommercial Trust	1,201,000	1,417,772
Capstead Mortgage Corp.(b)(c)	164,903	2,209,700
Cypress Sharpridge Investments, Inc.(b)(c)	86,800	1,111,908
Dynex Capital, Inc.(b)	94,894	918,574
Hatteras Financial Corp.(b)(c)	131,208	3,704,002
Host Hotels & Resorts, Inc.(b)(c)	19,862	336,661
Invesco Mortgage Capital, Inc.(b)(c)	89,782	1,897,094
MFA Financial, Inc.(b)(c)	107,992	868,256
Starwood Property Trust, Inc.(b)	45,533	933,882
		20,135,424

Real Estate Management & Development 0.37%
Aliansce Shopping Centers S.A.	15,800	141,736
BR Malls Participacoes S.A.	22,626	254,726
Iguatemi Empresa de Shopping Centers S.A.	5,547	136,094
Sonae Sierra Brasil S.A.	9,300	144,150

		676,706

Thrifts & Mortgage Finance 0.37%
MGIC Investment Corp.(a) (b)(c)	88,097	524,177
Radian Group, Inc.(b)(c)	37,255	157,589

		681,766

TOTAL FINANCIAL		47,099,533

Health Care 2.36%
Abbott Laboratories(b)	11,731	617,285
Celltrion, Inc.	7,512	310,992
Health Management Associates, Inc. - Class A(a) (b)(c)	26,800	288,904
LifePoint Hospitals, Inc.(a) (b)(c)	7,000	273,560
Sanofi - ADR(b)	32,700	1,313,559
Shanghai Pharmaceuticals Holding Co. Ltd.(a)(d)	294,900	793,934
Tenet Healthcare Corp.(a) (b)(c)	38,600	240,864
Thermo Fisher Scientific, Inc.(a) (b)(c)	7,500	482,925

		4,322,023

Industrials 9.75%
Air China, Ltd.	126,000	130,506
The Boeing Co.(b)	5,371	397,078
Daelim Industrial Co., Ltd.	2,338	281,396
Delta Air Lines, Inc.(a) (b)(c)	127,863	1,172,504
Goodrich Corp.(b)(c)	7,503	716,536
GS Engineering & Construction Corp.	2,248	273,723
GZI Transport, Ltd.	765,700	389,654
ITOCHU Corp.	26,400	273,166
Jardine Strategic Holdings, Ltd.(b)	21,295	651,627

Jiangsu Expressway Co., Ltd. - Class H	1,330,493	1,229,326
Marubeni Corp.	41,000	270,940
Mitsubishi Corp.	11,000	273,275
MSCI, Inc. - Class A(a) (b)(c)	7,800	293,904
Owens Corning(a) (b)(c)	11,698	436,920
Santos Brasil Participacoes S.A.	37,264	669,279
Sensata Technologies Holding NV(a) (b)(c)	30,512	1,148,777
TE Connectivity, Ltd.(b)	23,600	867,536
TransDigm Group, Inc.(a) (b)(c)	32,906	3,000,698
United Continental Holdings, Inc.(a) (b)	60,935	1,378,959
US Airways Group, Inc.(a) (b)(c)	172,197	1,534,275
Verisk Analytics, Inc. - Class A(a) (b)	25,895	896,485
Zhejiang Expressway Co., Ltd. - Class H	2,106,000	1,585,921

		17,872,485

Information Technology 12.40%
Apple, Inc.(a) (b)	15,473	5,193,822
Arrow Electronics, Inc.(a) (b)(c)	45,400	1,884,100
Avnet, Inc.(a) (b)(c)	36,200	1,154,056
Dell, Inc.(a) (b)(c)	30,300	505,101
Fidelity National Information Services, Inc.(b)	20,300	625,037
Google, Inc. - Class A(a) (b)	3,940	1,995,137
HTC Corp.	5,123	172,292
Ingram Micro, Inc. - Class A(a) (b)(c)	41,800	758,252
International Business Machines Corp.(b)	17,900	3,070,745
Microsoft Corp.(b)(c)	204,767	5,323,942
Samsung Electronics Co., Ltd.	430	332,675
SanDisk Corp.(a) (b)(c)	11,800	489,700
Tencent Holdings, Ltd.	15,100	409,823
Xerox Corp.(b)(c)	78,537	817,570

		22,732,252

Materials 2.40%
Anglo American PLC - Unsponsored ADR(b)	6,794	168,831
Gerdau S.A. - Sponsored ADR(b)(c)	24,229	254,889
Owens-Illinois, Inc.(a) (b)(c)	127,230	3,283,806
Silgan Holdings, Inc.(b)	16,900	692,393

		4,399,919

Telecommunication Services 2.89%
Chunghwa Telecom Co., Ltd. - ADR(b)	34,835	1,203,549
DiGi.Com Bhd	33,800	325,071
Maxis Bhd	771,900	1,400,898

Philippine Long Distance Telephone Co.	9,050	482,834
StarHub, Ltd.	72,438	164,538
Telekom Malaysia Bhd	240,900	315,137
Telstra Corp., Ltd.	453,074	1,404,376

		5,296,403

Utilities 10.95%
Babcock & Wilcox Co.(a) (b)(c)	8,025	222,373
CenterPoint Energy, Inc.(b)	62,100	1,201,635
CMS Energy Corp.(b)(c)	49,300	970,717
Dominion Resources, Inc.(b)	24,400	1,177,788
DTE Energy Co.(b)	24,100	1,205,482
Edison International(b)(c)	21,100	817,625
National Grid PLC - Sponsored ADR(b)(c)	137,300	6,786,739
NiSource, Inc.(b)	56,157	1,137,179
Northeast Utilities(b)(c)	45,476	1,599,391
Oneok, Inc.(b)(c)	31,000	2,294,310
Power Assets Holdings, Ltd.	211,000	1,597,067
PPL Corp.(b)(c)	38,207	1,063,301

		20,073,607

TOTAL COMMON STOCKS (Cost $176,352,119)		192,023,422

EXCHANGE TRADED FUNDS 1.55%
iShares iBoxx $ High Yield Corporate Bond Fund(b)(c)	31,101	2,839,832

TOTAL EXCHANGE TRADED FUNDS (Cost $2,179,797)		2,839,832

PREFERRED STOCKS 0.48%
The Goodyear Tire & Rubber Co., 5.875%(b)	15,900	884,358

TOTAL PREFERRED STOCKS (Cost $795,994)		884,358

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 11.73%
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (b)(c)	$755,000	758,775
Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750% (b)	1,585,000	1,079,078
ArvinMeritor, Inc.
03/15/2018, 10.625% (b)	425,000	479,188
BE Aerospace, Inc.
07/01/2018, 8.500% (b)	525,000	574,219
Bombardier, Inc.
05/01/2034, 7.450% (b)(d)	505,000	525,200

CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (b)(f)	450,000	465,750
Citigroup, Inc.
03/05/2038, 6.875% (b)	585,000	647,419
Constellation Brands, Inc.
09/01/2016, 7.250% (b)	675,000	740,812
Crown Americas LLC / Crown Americas Capital Corp. III
02/01/2021, 6.250% (b)(d)	595,000	603,925
Dana Holding Corp.
02/15/2021, 6.750% (b)	505,000	500,581
Felcor Lodging LP
06/01/2019, 6.750% (b)(d)	600,000	579,000
Ford Motor Credit Co. LLC
02/01/2021, 5.750% (b)	890,000	890,547
Forest Oil Corp.
06/15/2019, 7.250% (b)	600,000	615,000
General Cable Corp.
04/01/2017, 7.125% (b)	700,000	719,250
Gol Finance
07/20/2020, 9.250% (b)(d)	545,000	580,425
The Goldman Sachs Group, Inc.
02/01/2041, 6.250% (b)	580,000	586,713
Graphic Packaging International, Inc.
10/01/2018, 7.875% (b)	305,000	324,825
Hanesbrands, Inc.
12/15/2020, 6.375% (b)	895,000	872,625
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (b)(d)	585,000	577,688
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (b)(d)	1,520,000	1,039,695
Lear Corp.
03/15/2018, 7.875% (b)	600,000	648,000
Levi Strauss & Co.
05/15/2020, 7.625% (b)	595,000	597,975
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (b)(g)	405,000	401,008
MIE Holdings Corp.
05/12/2016, 9.750% (d)	450,000	445,500
Morgan Stanley
01/25/2021, 5.750% (b)	435,000	440,660
Newfield Exploration Co.
05/15/2018, 7.125% (b)	250,000	266,250
Petrohawk Energy Corp.
06/01/2015, 7.875% (b)	540,000	568,350
06/01/2019, 6.250% (b)(d)	450,000	440,437
Pioneer Natural Resources Co.
03/15/2017, 6.650% (b)	525,000	574,143
Range Resources Corp.
05/15/2019, 8.000% (b)	600,000	654,000
Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (b)(d)	440,000	481,800
Silgan Holdings, Inc.
08/15/2016, 7.250% (b)	500,000	530,000
TAM Capital 2, Inc.
01/29/2020, 9.500% (b)(f)	520,000	566,800
TAM Capital 3, Inc.
06/03/2021, 8.375% (d)	225,000	228,938

Tenneco, Inc.
08/15/2018, 7.750% (b)(d)	300,000	315,750
Terex Corp.
11/15/2017, 8.000%	300,000	309,000
Visteon Corp.
04/15/2019, 6.750% (b)(d)	895,000	868,150

TOTAL CORPORATE BONDS (Cost $20,424,720)		21,497,476

ASSET/MORTGAGE BACKED SECURITIES 0.38%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035, 36.978%(b)(g)	42,886	47,663
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.446%(b)(g)	100,345	120,360
Series 2007-37, Class SB, 03/20/2037, 21.446%(b)(g)	23,838	27,897
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%(b)	463,260	514,477

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $621,452)		710,397

FOREIGN GOVERNMENT BONDS 2.23%
Brazilian Government International Bonds
01/05/2016, 12.500% (b)	5,150,000	3,902,140
01/10/2028, 10.250% (b)	259,000	181,723

TOTAL FOREIGN GOVERNMENT BONDS (Cost $3,480,395)		4,083,863

GOVERNMENT & AGENCY OBLIGATIONS 13.30%
U.S. Treasury Bonds
05/15/2040, 4.375% (b)	2,750,000	2,748,724
U.S. Treasury Notes
04/30/2016, 2.625% (b)	7,000,000	7,311,171
08/15/2018, 4.000% (b)	13,000,000	14,318,278

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $23,523,003)		24,378,173

	Shares	Value
SHORT-TERM INVESTMENTS 11.61%

Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	21,276,407	21,276,407
TOTAL SHORT-TERM INVESTMENTS (Cost $21,276,407)		21,276,407

		Value
Total Investments - 146.05% (Cost $248,653,887)		267,693,928

Liabilities in Excess of Other Assets - (46.05%)		(84,406,941)

NET ASSETS - 100.00%		$183,286,987

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCKS
Aetna, Inc.	(5,400)	$(238,086)
Apollo Group, Inc. - Class A	(4,696)	(205,121)
Berkshire Hathaway, Inc. - Class B	(11,800)	(913,202)
Caterpillar, Inc.	(9,800)	(1,043,308)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(454,201)
Cliffs Natural Resources, Inc.	(8,461)	(782,219)
Joy Global, Inc.	(7,666)	(730,110)
Kohl’s Corp.	(5,000)	(250,050)
Sunoco, Inc.	(25,072)	(1,045,753)
Tesoro Corp.	(39,566)	(906,457)
Toll Brothers, Inc.	(2,661)	(55,189)
United States Steel Corp.	(5,900)	(271,636)
Valero Energy Corp.	(23,759)	(607,518)
Western Refining, Inc.	(25,554)	(461,761)

		(7,964,611)

EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Real Estate Index Fund	(5,002)	(301,621)
iShares MSCI Australia Index Fund	(23,941)	(623,663)
iShares Silver Trust	(2,580)	(87,333)
United States Oil Fund LP	(116,143)	(4,327,488)
Vanguard REIT ETF	(105,410)	(6,335,141)

		(11,675,246)

TOTAL SECURITIES SOLD SHORT (Proceeds $18,582,955)		$(19,639,857)

(a)	Non-income producing security.
(b)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of June 30, 2011. (See Note 1 and Note 6)
(c)	Loaned security; a portion or all of the security is on loan at June 30, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2011, these securities had a total value of $8,429,510 or 4.60% of net assets.
(e)	Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of June 30, 2011, these securities had a total value of $57,393 or 0.03% of total net assets.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of June 30, 2011, the aggregate market value of those securities was $1,032,550, representing 0.56% of net assets.
(g)	Floating or variable rate security - rate disclosed as of June 30, 2011.
(h)	Less than 0.0005%.

Abbreviations:

ADR - American Depositary Receipt

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of June 30, 2011
Gross appreciation (excess of value over tax cost)	$24,415,515
Gross depreciation (excess of tax cost over value)	(6,708,533)
Net unrealized appreciation	$17,706,982

Cost of investments for income tax purposes	$249,986,946

CLOUGH GLOBAL ALLOCATION FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

JUNE 30, 2011 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004. The Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of June 30, 2011, securities which have been fair valued represented 0.03% of net assets of the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011:

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$26,905,657	$–	$–	$26,905,657
Consumer Staples	2,127,123	–	–	2,127,123
Energy	41,194,420	–	–	41,194,420
Financials	47,042,140	–	57,393	47,099,533
Health Care	4,322,023	–	–	4,322,023
Industrials	17,872,485	–	–	17,872,485
Information Technology	22,732,252	–	–	22,732,252
Materials	4,399,919	–	–	4,399,919
Telecommunication Services	5,296,403	–	–	5,296,403
Utilities	20,073,607	–	–	20,073,607
Exchange Traded Funds	2,839,832	–	–	2,839,832
Preferred Stocks	884,358	–	–	884,358
Corporate Bonds	–	21,497,476	–	21,497,476
Asset/Mortgage Backed Securities	–	710,397	–	710,397
Foreign Government Bonds	–	4,083,863	–	4,083,863
Government & Agency Obligations	24,378,173	–	–	24,378,173
Short-Term Investments	21,276,407	–	–	21,276,407
TOTAL	$241,344,799	$26,291,736	$57,393	$267,693,928

Other Financial Instruments*
Liabilities
Securities Sold Short	$(19,639,857)	$–	$–	$(19,639,857)
TOTAL	$(19,639,857)	$–	$–	$(19,639,857)

*For	detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Allocation Fund

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of June 30, 2011	Net Change in unrealized appreciation/ (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2011
Common Stocks	$57,389	$—	$4	$—	$—	$57,393	$4
TOTAL	$57,389	$—	$4	$—	$—	$57,393	$4

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Fund as of June 30, 2011.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not hold written options during the three-month period ended June 30, 2011.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	August 25, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	August 25, 2011